SEGMENT INFORMATION (Tables)	12 Months Ended
Oct. 31, 2011
Segment Reporting [Abstract]
Segment profitability
The profitability of each of the segments is measured after excluding restructuring and asset impairment charges, investment gains and losses, interest income, interest expense, acquisition and integration costs, non-cash amortization and other items as noted in the reconciliations below.

	Life Sciences	Chemical Analysis	Diagnostics and Genomics	Electronic Measurement	Total Segments
	(in millions)
Year ended October 31, 2011:
Total segment revenue	$1,515	$1,518	$277	$3,316	$6,626
Varian acquisition deferred revenue fair value adjustment	$(4)	$(7)	—	—	$(11)
Total net revenue	$1,511	$1,511	$277	$3,316	$6,615
Income from operations	$202	$313	$35	$760	$1,310
Depreciation expense	$24	$28	$15	$75	$142
Share-based compensation expense	$16	$17	$4	$36	$73
Year ended October 31, 2010:					—
Total segment revenue	$1,226	$1,200	$253	$2,784	$5,463
Varian acquisition deferred revenue fair value adjustment	$(15)	$(4)	$—	$—	$(19)
Total net revenue	$1,211	$1,196	$253	$2,784	$5,444
Income from operations	$203	$279	$18	$438	$938
Depreciation expense	$22	$24	$12	$66	$124
Share-based compensation expense	$13	$13	$4	$34	$64
Year ended October 31, 2009:					—
Total net revenue	$988	$844	$231	$2,418	$4,481
Income from operations	$160	$216	$14	$1	$391
Depreciation expense	$16	$14	$11	$71	$112
Share-based compensation expense	$14	$12	$4	$36	$66

Reconciliation of segment results to total enterprise results
The following table reconciles reportable segments' income from operations to Agilent's total enterprise income before taxes:

	Years Ended October 31,
	2011	2010	2009
	(in millions)
Total reportable segments' income from operations	$1,310	$938	$391
Restructuring related costs	(2)	(65)	(252)
Asset Impairments	(9)	(19)	(44)
Transformational programs	(51)	(39)	—
Amortization of intangibles	(113)	(77)	(45)
Retirement plans net curtailment and settlement	1	—	16
Acquisition and integration costs	(54)	(102)	—
Varian acquisition related fair value adjustments	(9)	(51)	—
Other	(2)	(19)	(19)
Interest Income	14	20	29
Interest Expense	(86)	(96)	(88)
Gain on sale of network solutions division, net	—	132	—
Other income (expense), net	33	70	19
Income before taxes, as reported	$1,032	$692	$7

Assets and capital expenditures directly managed by each segment
The following table presents assets and capital expenditures directly managed by each segment. Unallocated assets primarily consist of cash, cash equivalents, accumulated amortization of other intangibles, the valuation allowance relating to deferred tax assets and other assets.

	Life Sciences	Chemical Analysis	Diagnostics and Genomics	Electronic Measurement	Total Segments
	(in millions)
As of October 31, 2011:
Assets	$1,479	$1,772	$358	$2,156	$5,765
Capital expenditures	$33	$23	$8	$124	$188
As of October 31, 2010:
Assets	$1,168	$1,635	$396	$2,245	$5,444
Capital expenditures	$25	$15	$5	$76	$121

The following table reconciles segment assets to Agilent's total assets:

	October 31,
	2011	2010
	(in millions)
Total reportable segments' assets	$5,765	$5,444
Cash, cash equivalents and short-term investments	3,527	4,199
Prepaid expenses	107	118
Investments	114	135
Long-term and other receivables	221	283
Other, including valuation allowance	(677)	(483)
Total assets	$9,057	$9,696

Revenue and assets by geographic areas
The following table presents summarized information for net revenue and long-lived assets by geographic region for continuing operations. Long lived assets consist of property, plant, and equipment, long-term receivables and other long-term assets excluding intangible assets. The rest of the world primarily consists of Southeast Asia and Europe.

	United States	China	Japan	Rest of the World	Total
	(in millions)
Net revenue:
Year ended October 31, 2011	$2,016	$1,035	$700	$2,864	$6,615
Year ended October 31, 2010	$1,760	$744	$549	$2,391	$5,444
Year ended October 31, 2009	$1,495	$598	$476	$1,912	$4,481

	United States	Japan	Rest of the World	Total
	(in millions)
Long-lived assets:
October 31, 2011	$567	$170	$551	$1,288
October 31, 2010	$654	$180	$515	$1,349